Convertible Debt (Details) (USD $)	1 Months Ended																	3 Months Ended										12 Months Ended							73 Months Ended	131 Months Ended																															1 Months Ended										73 Months Ended													1 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended
	Feb. 28, 2007	Jun. 30, 2006	Mar. 31, 2006 Investors	Dec. 31, 2005	Nov. 30, 2005	Nov. 26, 2005 Investors	Oct. 31, 2005	Sep. 30, 2005	Jul. 31, 2005	Jun. 30, 2005	Apr. 30, 2005 Investors	Mar. 31, 2005 Investors	Nov. 26, 2004	Jul. 28, 2004	Nov. 26, 2003	Nov. 30, 2003	Nov. 26, 2003	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2006	Sep. 30, 2006	Jun. 29, 2006	Mar. 31, 2006	Dec. 31, 2005 Investors	Sep. 30, 2005 Investors	Jun. 30, 2005 Investors	Mar. 31, 2005 Investors	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Nov. 30, 2012	Dec. 31, 2012	Jan. 31, 2011	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Aug. 31, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2008	Jun. 30, 2008	Mar. 31, 2008	Dec. 31, 2007	Sep. 30, 2007	May 31, 2007	Apr. 30, 2007	Jan. 25, 2007	Aug. 31, 2006	May 31, 2006	Mar. 20, 2006	Jan. 09, 2006	Nov. 07, 2005	Oct. 20, 2005	Jul. 11, 2005	Jun. 05, 2005	Feb. 28, 2005	Nov. 16, 2004	Nov. 19, 2003	Dec. 05, 2002	Nov. 26, 2002	Jun. 30, 2006 November 2005 Accredited Investors [Member]	May 31, 2006 November 2005 Accredited Investors [Member]	Feb. 28, 2007 March 2005 Accredited Investors [Member]	Jan. 31, 2007 March 2005 Accredited Investors [Member]	Dec. 31, 2006 March 2005 Accredited Investors [Member]	Nov. 30, 2006 March 2005 Accredited Investors [Member]	Sep. 30, 2006 March 2005 Accredited Investors [Member]	May 31, 2006 March 2005 Accredited Investors [Member]	Mar. 31, 2006 March 2005 Accredited Investors [Member]	Jan. 31, 2006 March 2005 Accredited Investors [Member]	Nov. 30, 2012 March 2005 Accredited Investors [Member]	Dec. 31, 2012 Maximum [Member]	Mar. 31, 2011 Maximum [Member]	Mar. 31, 2010 Maximum [Member]	Dec. 31, 2009 Maximum [Member]	Dec. 31, 2008 Maximum [Member]	Nov. 30, 2005 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Mar. 31, 2011 Minimum [Member]	Mar. 31, 2010 Minimum [Member]	Dec. 31, 2009 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Nov. 30, 2005 Minimum [Member]	Dec. 31, 2005 Warrant A [Member]	Dec. 31, 2005 Warrant A [Member] Maximum [Member]	Dec. 31, 2005 Warrant A [Member] Minimum [Member]	Dec. 31, 2005 Warrant B [Member]	Dec. 31, 2005 Warrant B [Member]	Dec. 31, 2005 Warrant B [Member] Maximum [Member]	Dec. 31, 2005 Warrant B [Member] Minimum [Member]	Dec. 31, 2005 Warrants [Member]
Class of Stock [Line Items]
Warrants exercisable Period					5 years																																																																																									175 days			5 years
Warrants exercise price			0.935	0.935				0.935		1.00		1.00	1.00										0.935	0.935	0.935	1.00	1.00					0.935	1.00	1.25					1.00	0.935	0.98		0.935	0.935			1.00	1.00	0.50	1.00					2.13								1.00	1.00		0.001												0.47	0.78	1.01	0.63	1.03	1.23	0.24	0.26	0.43	0.48	0.58	0.98		0.99	0.93	0.75	0.75	0.945	0.8925
Issued warrants																500,000																	150,000																																																									4,200,000			2,940,000
Number of warrants exercised																		2,171,801	1,400,001													52,000																																																													1,493,333
Warrants Exercised Proceeds																																																																																													$ 1,122,481
Principle amount of convertible debentures due				468,836	675,000	1,185,959	100,000	400,000	350,000	150,000				375,000																																																					382,250	86,586	121,667	245,833	20,000	200,000	112,500	250,000	500,000	250,000
Share issued upon conversion of loan					900,000	1,101,764	133,334	533,333	466,666	200,000		66,667																				264,705																																			518,657	117,483	162,223	327,777	26,667		150,000	33,333	66,667	333,333	266,666
Common stock, price per share					$ 0.75	$ 0.737	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75		$ 0.75											$ 0.75	$ 0.75	$ 0.75																																								$ 0.737	$ 0.737	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75
Convertible Debt (Textual) [Abstract]
Convertible Secured Promissory Note Purchased by Gryffindor																																																																		1,000,000
Interest rate of secured promissory note						8.00%							8.00%	8.00%																																																		8.00%
Purchase of aggregate shares of common stock										325,500		322,000	525,000					2,000	1,497,528	330,881	732,534					325,500	322,000			439,443	330,881			100,000			7,527,279	123,334	1,584,760	338,000	545,625	100,016	1,830,164	292,112	203,500	1,156,555	1,075,104	197,013	80,000	2,305,756	260,000	260,000		732,534	350,000											452,919
Principle amount of note converted into common stock													0.737	1.20			0.737
Common stock, closing price														$ 1.88
Issued warrants																500,000																	150,000																																																									4,200,000			2,940,000
Remaining warrants expired														Oct. 07, 2007																		Nov. 19, 2005
Allocated fair value of warrants																																																																		126,587
Amended Principle Amount													1,185,959
Accrued but unpaid interest on the note so converted										$ 0.75			$ 0.55		$ 0.55
Additional expense related to beneficial conversion feature				2,584
Additional expense related to beneficial conversion feature		8,093	8,354	36,945
Number of Accredited Investors						7					5	2												62	12	4	8
Principle amount of Debt instrument converted into common stock						812,000
Due Date of Debt instrument																																			2006-11
Additional interest expense				95,157								1,228,244
Debt discount amortized	2,797	134,008		270,924								2,803,144																			928,090	835,294				3,845,721
Unamortized portion of the debt discount related to the debt conversion				256,711							233,425	24,890								386,451				256,711			24,890				386,451	256,711	193,308																													27,715		500,000
Cash				128,082	387,500
Principle amount of shares				345,645
Value of warrant				789,000	980,000
Total debt issuance costs				1,262,727										306,500																			170,530
Number of warrants issued				1,000,000
Number of common stock				356,335		356,335
Accrued interest due	1,109	21,305	33,274	50,486				72,985												15,086	21,010		33,274	50,486	72,985						15,086	50,486																													78,904
Accrued interest due	0
Debt discount				404,932																				404,932								404,932
Debt issuance costs					814,200
Fair value of the warrants					426,700	0.79						1,574,900	105,250	144,000					1,497,328								1,574,900							101,000																														241,655	14,500																		0.44						0.42
Amortized portion of the debt discount related to the debt conversion		189,948		800,520
Beneficial conversion amount amortization Period														3 years
Common Stock Per Shares				$ 0.75																$ 0.935				$ 0.75							$ 0.935	$ 0.75
Common stock paid		28,727								3,777																3,777																													5,597
Debt issuance costs amortized		417,886
Short-term unsecured debt financing aggregate amount																																																																500,000
Average market price Percentage (conversion rate )																75.00%
Days of maturity																20 days
Debt instrument convertible conversion per share																$ 0.75
Additional discount																258,345
Debt issuance costs																																		69,530
Short-term convertible debt Redemption																																	500,000
Convertible debenture Issue Date														Oct. 07, 2004
Debt issuance costs Paid in Cash																																	162,500
Interest expense				236,147
Percentage of Lowest Daily Volume Weighted Average Price For Debt Conversion														0.80
Lowest fair market value Percentage														0.80
Redemption agreement with Cornell Capital Partners											650,000	50,000															50,000																																			50,000
Agreements to issue Senior Convertible Debentures				3,150,000							2,700,000	450,000												3,150,000			450,000					3,150,000
Maturity date of debt security											Mar. 30, 2007	Mar. 30, 2007
Convertible Debentures first installments payable																																Mar. 30, 2006
Company's common stock valued																																85.00%
Senior Convertible Debentures pre payable																																125.00%
Purchase price of debentures																																110.00%
Common shares required to held for becoming beneficial owner of securities																																50.00%
Debt Instrument Interest Rate During Period																																8.00%
Interest prime rate of debenture installment												4.00%															4.00%
Principle amount of convertible debentures due				468,836	675,000	1,185,959	100,000	400,000	350,000	150,000				375,000																																																					382,250	86,586	121,667	245,833	20,000	200,000	112,500	250,000	500,000	250,000
Accrued interest		15,800		3,647		94,877				2,833														3,647		2,833						3,647	100,519																						3,078
Debt Conversion Aggregate Amount						1,280,836
Convertible debt which converted into shares					900,000	1,101,764	133,334	533,333	466,666	200,000		66,667																				264,705																																			518,657	117,483	162,223	327,777	26,667		150,000	33,333	66,667	333,333	266,666
Accrued interest paid in shares of common stock	1,141	24,674	35,939	65,742				97,955		165,766										14,760	18,888		35,939	65,742	97,955	165,766					14,760	65,742
Additional interest expense	149			10,922				15,299		28,834										1,843	2,167	3,650	4,975
Number of Investors entered into redemption agreement			3			8
Unamortized portion of the deferred loan costs											$ 205,741	$ 18,779								$ 112,256							$ 18,779				$ 112,256		$ 65,930																													$ 20,702
Shares issued	783		28,283					66,667															28,283		66,667																												358			7,656	65,742	5,986	31,288	159,780